Investment Strategy	Jul. 06, 2026
Defiance Daily 2X Long Brazil ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that attempts to achieve two times (200%) the daily percentage change in the price of the Reference Asset by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to generate two times the daily performance of the Reference Asset for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2X) the daily performance of the Reference Asset, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into swap agreements as a substitute for directly shorting the Reference Asset. The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Reference Asset. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Reference Asset. At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain long exposure for the Fund equal to 200% of the Reference Asset.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Reference Asset. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Reference Asset, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Reference Asset, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

For examples of a hypothetical investment in the Fund, see “Additional Information About the Fund – Principal Investment Strategies” below.

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Reference Asset volatility; b) the Reference Asset performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as determined by the investment adviser as collateral for the Fund’s derivative positions.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the daily performance of a Reference Asset seeking to replicate the performance of the Brazilian large- and mid-capitalization equity market segments. For purposes of the 80% policy, derivatives will be valued at notional value.

The Fund is expected to allocate between 40% and 75% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

The Fund is classified as “non-diversified” under the 1940 Act.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Reference Asset over the same period. The Fund will lose money if the Reference Asset’s performance is flat over time, and as a result of daily rebalancing, the Reference Asset volatility and the effects of compounding, the Fund may lose money over time while the Reference Asset’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

Information about the Reference Assets

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the shares issued by any Reference Asset.

Each Reference Asset is an exchange traded product that generally seeks to replicate the performance of the Brazilian large- and mid-capitalization equity market segments, by passively tracking the investment results of securities indexes designed to measure the performance of the Brazilian large- and mid-capitalization market segments. Franklin FTSE Brazil ETF (NYSE Arca: FLBR) and iShares MSCI Brazil ETF (NYSE Arca: EWZ) are among the Reference Assets currently available for utilization by the Fund. This Prospectus will be updated if and when, in the future, additional Reference Assets become available for which the Adviser determines are appropriate for utilization by the Fund in achieving its investment objective. Initially, the Fund expects to invest in swaps and options primarily that provide exposure to Franklin FTSE Brazil ETF (NYSE Arca: FLBR). The Fund intends to manage its assets so that it may invest in swaps and options providing exposure to any of the other Reference Assets without limit to the extent that the Fund believes that there is sufficient market interest and publicly available information for any such Reference Assets.

You can find FLBR’s and EWZ’s prospectuses and other information about FLBR and EWZ including their most recent reports to shareholders, online by reference to Investment Company Act File Nos. 811-23124 (FLBR) or 811-09102 (EWZ) through the SEC’s website at www.sec.gov.

This document relates only to the securities offered hereby and does not relate to the shares of any Reference Asset. The Fund has derived all disclosures contained in this document regarding a Reference Asset from publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Tidal Investments LLC (the “Adviser”), or their respective affiliates, has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to any Reference Asset. None of the Fund, the Trust, or the Adviser, or their respective affiliates, makes any representation that such publicly available documents or any other publicly available information regarding a Reference Asset is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of a Reference Asset being utilized by the Fund (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning a Reference Asset could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of any Reference Asset.

NONE OF THE FUND, THE TRUST, OR THE ADVISER IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH ANY REFERENCE ASSET OR WITH ANY MANAGER OR SPONSOR OF A REFERENCE ASSET. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, ANY REFERENCE ASSET OR ANY MANAGER OR SPONSOR OF A REFERENCE ASSET. (COLLECTIVELY, “REFERENCE ASSET ENTITIES”),

Moreover, none of the Reference Asset Entities has participated in the development of the Fund’s investment strategy. None of the Reference Asset Entities select or approve the Fund’s portfolio holdings, nor do they participate in the construction, design, or implementation of the Fund. None of the Reference Asset Entities provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by the Reference Asset Entities.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by the Reference Asset Entities or their affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated (i.e., holds 25% or more of its total assets) in the same industry or group of industries in which its Reference Asset concentrates. In turn, the Reference Assets available for utilization by the Fund will concentrate their investments in a particular industry or group of industries to approximately the same extent that their respective index is concentrated. As of [ ], 2026, the indexes tracked by Reference Assets available for utilization by the Fund were significantly comprised of companies engaged in the [financial services] industry or group of industries.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the daily performance of a Reference Asset seeking to replicate the performance of the Brazilian large- and mid-capitalization equity market segments.
Defiance Daily 2X Long Israel ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that attempts to achieve two times (200%) the daily percentage change in the price of the Reference Asset by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to generate two times the daily performance of the Reference Asset for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2X) the daily performance of the Reference Asset, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into swap agreements as a substitute for directly shorting the Reference Asset. The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Reference Asset. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Reference Asset. At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain long exposure for the Fund equal to 200% of the Reference Asset.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Reference Asset. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Reference Asset, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Reference Asset, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

For examples of a hypothetical investment in the Fund, see “Additional Information About the Fund – Principal Investment Strategies” below.

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Reference Asset volatility; b) the Reference Asset performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as determined by the investment adviser as collateral for the Fund’s derivative positions.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the daily performance of a Reference Asset seeking to replicate the performance of the Israeli large-, mid-, and small-capitalization equity market segments. For purposes of the 80% policy, derivatives will be valued at notional value.

The Fund is expected to allocate between 40% and 75% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

The Fund is classified as “non-diversified” under the 1940 Act.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Reference Asset over the same period. The Fund will lose money if the Reference Asset’s performance is flat over time, and as a result of daily rebalancing, the Reference Asset volatility and the effects of compounding, the Fund may lose money over time while the Reference Asset’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

Information about the Reference Assets

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the shares issued by any Reference Asset.

Each Reference Asset is an exchange traded product that generally seeks to replicate the performance of the Israeli large-, mid-, and small-capitalization equity market segments, by passively tracking the investment results of securities indexes designed to measure the performance of the Israeli large-, mid-, and small-capitalization market segments. VanEck Israel ETF (NYSE Arca: ISRA) and iShares MSCI Israel ETF (NYSE Arca: EIS) are among the Reference Assets currently available for utilization by the Fund. This Prospectus will be updated if and when, in the future, additional Reference Assets become available for which the Adviser determines are appropriate for utilization by the Fund in achieving its investment objective. Initially, the Fund expects to invest in swaps and options primarily that provide exposure to VanEck Israel ETF (NYSE Arca: ISRA). The Fund intends to manage its assets so that it may invest in swaps and options providing exposure to any of the other Reference Assets without limit to the extent that the Fund believes that there is sufficient market interest and publicly available information for any such Reference Assets.

You can find ISRA’s and EIS’s prospectuses and other information about ISRA and EIS including their most recent reports to shareholders, online by reference to Investment Company Act File Nos. 811-10325 (ISRA) or 811-09102 (EIS) through the SEC’s website at www.sec.gov.

This document relates only to the securities offered hereby and does not relate to the shares of any Reference Asset. The Fund has derived all disclosures contained in this document regarding a Reference Asset from publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Tidal Investments LLC (the “Adviser”), or their respective affiliates, has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to any Reference Asset. None of the Fund, the Trust, or the Adviser, or their respective affiliates, makes any representation that such publicly available documents or any other publicly available information regarding a Reference Asset is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of a Reference Asset being utilized by the Fund (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning a Reference Asset could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of any Reference Asset.

NONE OF THE FUND, THE TRUST, OR THE ADVISER IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH ANY REFERENCE ASSET OR WITH ANY MANAGER OR SPONSOR OF A REFERENCE ASSET. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, ANY REFERENCE ASSET OR ANY MANAGER OR SPONSOR OF A REFERENCE ASSET. (COLLECTIVELY, “REFERENCE ASSET ENTITIES”),

Moreover, none of the Reference Asset Entities has participated in the development of the Fund’s investment strategy. None of the Reference Asset Entities select or approve the Fund’s portfolio holdings, nor do they participate in the construction, design, or implementation of the Fund. None of the Reference Asset Entities provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by the Reference Asset Entities.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by the Reference Asset Entities or their affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated (i.e., holds 25% or more of its total assets) in the same industry or group of industries in which its Reference Asset concentrates. In turn, the Reference Assets available for utilization by the Fund will concentrate their investments in a particular industry or group of industries to approximately the same extent that their respective index is concentrated. As of June 30, 2026, the indexes tracked by Reference Assets available for utilization by the Fund were significantly comprised of companies engaged in the financial services, technology and healthcare industries or groups of industries.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the daily performance of a Reference Asset seeking to replicate the performance of the Israeli large-, mid-, and small-capitalization equity market segments.
Defiance Daily 2X Long South Korea ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that attempts to achieve two times (200%) the daily percentage change in the price of the Reference Asset by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to generate two times the daily performance of the Reference Asset for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2X) the daily performance of the Reference Asset, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into swap agreements as a substitute for directly shorting the Reference Asset. The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Reference Asset. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Reference Asset. At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain long exposure for the Fund equal to 200% of the Reference Asset.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Reference Asset. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Reference Asset, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Reference Asset, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

For examples of a hypothetical investment in the Fund, see “Additional Information About the Fund – Principal Investment Strategies” below.

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Reference Asset volatility; b) the Reference Asset performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as determined by the investment adviser as collateral for the Fund’s derivative positions.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the daily performance of a Reference Asset seeking to replicate the performance of the South Korean large- and mid-capitalization equity market segments. For purposes of the 80% policy, derivatives will be valued at notional value.

The Fund is expected to allocate between 40% and 75% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

The Fund is classified as “non-diversified” under the 1940 Act.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Reference Asset over the same period. The Fund will lose money if the Reference Asset’s performance is flat over time, and as a result of daily rebalancing, the Reference Asset volatility and the effects of compounding, the Fund may lose money over time while the Reference Asset’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

Information about the Reference Assets

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the shares issued by any Reference Asset.

Each Reference Asset is an exchange traded product that generally seeks to replicate the performance of the South Korean large- and mid-capitalization equity market segments, by passively tracking the investment results of securities indexes designed to measure the performance of the South Korean large- and mid-capitalization market segments. Franklin FTSE South Korea ETF (NYSE Arca: FLKR) and iShares MSCI South Korea ETF (NYSE Arca: EWY) are among the Reference Assets currently available for utilization by the Fund. This Prospectus will be updated if and when, in the future, additional Reference Assets become available for which the Adviser determines are appropriate for utilization by the Fund in achieving its investment objective. Initially, the Fund expects to invest in swaps and options primarily that provide exposure to Franklin FTSE South Korea ETF (NYSE Arca: FLKR). The Fund intends to manage its assets so that it may invest in swaps and options providing exposure to any of the other Reference Assets without limit to the extent that the Fund believes that there is sufficient market interest and publicly available information for any such Reference Assets.

You can find FLKR’s and EWY’s prospectuses and other information about FLKR and EWY including their most recent reports to shareholders, online by reference to Investment Company Act File Nos. 811-23124 (FLKR) or 811-09102 (EWY) through the SEC’s website at www.sec.gov.

This document relates only to the securities offered hereby and does not relate to the shares of any Reference Asset. The Fund has derived all disclosures contained in this document regarding a Reference Asset from publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Tidal Investments LLC (the “Adviser”), or their respective affiliates, has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to any Reference Asset. None of the Fund, the Trust, or the Adviser, or their respective affiliates, makes any representation that such publicly available documents or any other publicly available information regarding a Reference Asset is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of a Reference Asset being utilized by the Fund (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning a Reference Asset could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of any Reference Asset.

NONE OF THE FUND, THE TRUST, OR THE ADVISER IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH ANY REFERENCE ASSET OR WITH ANY MANAGER OR SPONSOR OF A REFERENCE ASSET. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, ANY REFERENCE ASSET OR ANY MANAGER OR SPONSOR OF A REFERENCE ASSET. (COLLECTIVELY, “REFERENCE ASSET ENTITIES”),

Moreover, none of the Reference Asset Entities has participated in the development of the Fund’s investment strategy. None of the Reference Asset Entities select or approve the Fund’s portfolio holdings, nor do they participate in the construction, design, or implementation of the Fund. None of the Reference Asset Entities provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by the Reference Asset Entities.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by the Reference Asset Entities or their affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated (i.e., holds 25% or more of its total assets) in the same industry or group of industries in which its Reference Asset concentrates. In turn, the Reference Assets available for utilization by the Fund will concentrate their investments in a particular industry or group of industries to approximately the same extent that their respective index is concentrated. As of June 30, 2026, the indexes tracked by Reference Assets available for utilization by the Fund were significantly comprised of companies engaged in the industrials and technology industries or groups or industries.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the daily performance of a Reference Asset seeking to replicate the performance of the South Korean large- and mid-capitalization equity market segments.
Defiance Daily 2X Long Taiwan ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that attempts to achieve two times (200%) the daily percentage change in the price of the Reference Asset by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to generate two times the daily performance of the Reference Asset for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2X) the daily performance of the Reference Asset, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into swap agreements as a substitute for directly shorting the Reference Asset. The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Reference Asset. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Reference Asset. At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain long exposure for the Fund equal to 200% of the Reference Asset.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Reference Asset. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Reference Asset, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Reference Asset, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

For examples of a hypothetical investment in the Fund, see “Additional Information About the Fund – Principal Investment Strategies” below.

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Reference Asset volatility; b) the Reference Asset performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as determined by the investment adviser as collateral for the Fund’s derivative positions.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the daily performance of a Reference Asset seeking to replicate the performance of the Taiwanese large- and mid-capitalization equity market segments. For purposes of the 80% policy, derivatives will be valued at notional value.

The Fund is expected to allocate between 40% and 75% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

The Fund is classified as “non-diversified” under the 1940 Act.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Reference Asset over the same period. The Fund will lose money if the Reference Asset’s performance is flat over time, and as a result of daily rebalancing, the Reference Asset volatility and the effects of compounding, the Fund may lose money over time while the Reference Asset’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

Information about the Reference Assets

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the shares issued by any Reference Asset.

Each Reference Asset is an exchange traded product that generally seeks to replicate the performance of the Taiwanese large- and mid-capitalization equity market segments, by passively tracking the investment results of securities indexes designed to measure the performance of the Taiwanese large- and mid-capitalization market segments. Franklin FTSE Taiwan ETF (NYSE Arca: FLTW) and iShares MSCI Taiwan ETF (NYSE Arca: EWT) are among the Reference Assets currently available for utilization by the Fund. This Prospectus will be updated if and when, in the future, additional Reference Assets become available for which the Adviser determines are appropriate for utilization by the Fund in achieving its investment objective. Initially, the Fund expects to invest in swaps and options primarily that provide exposure to Franklin FTSE Taiwan ETF (NYSE Arca: FLTW). The Fund intends to manage its assets so that it may invest in swaps and options providing exposure to any of the other Reference Assets without limit to the extent that the Fund believes that there is sufficient market interest and publicly available information for any such Reference Assets.

You can find FLTW’s and EWT’s prospectuses and other information about FLTW and EWT including their most recent reports to shareholders, online by reference to Investment Company Act File Nos. 811-23124 (FLTW) or 811-09102 (EWT) through the SEC’s website at www.sec.gov.

This document relates only to the securities offered hereby and does not relate to the shares of any Reference Asset. The Fund has derived all disclosures contained in this document regarding a Reference Asset from publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Tidal Investments LLC (the “Adviser”), or their respective affiliates, has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to any Reference Asset. None of the Fund, the Trust, or the Adviser, or their respective affiliates, makes any representation that such publicly available documents or any other publicly available information regarding a Reference Asset is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of a Reference Asset being utilized by the Fund (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning a Reference Asset could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of any Reference Asset.

NONE OF THE FUND, THE TRUST, OR THE ADVISER IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH ANY REFERENCE ASSET OR WITH ANY MANAGER OR SPONSOR OF A REFERENCE ASSET. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, ANY REFERENCE ASSET OR ANY MANAGER OR SPONSOR OF A REFERENCE ASSET. (COLLECTIVELY, “REFERENCE ASSET ENTITIES”),

Moreover, none of the Reference Asset Entities has participated in the development of the Fund’s investment strategy. None of the Reference Asset Entities select or approve the Fund’s portfolio holdings, nor do they participate in the construction, design, or implementation of the Fund. None of the Reference Asset Entities provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by the Reference Asset Entities.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by the Reference Asset Entities or their affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated (i.e., holds 25% or more of its total assets) in the same industry or group of industries in which its Reference Asset concentrates. In turn, the Reference Assets available for utilization by the Fund will concentrate their investments in a particular industry or group of industries to approximately the same extent that their respective index is concentrated. As of June 30, 2026, the indexes tracked by Reference Assets available for utilization by the Fund were significantly comprised of companies engaged in the financial services, technology, semiconductor and semiconductor equipment sectors or industries.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the daily performance of a Reference Asset seeking to replicate the performance of the Taiwanese large- and mid-capitalization equity market segments.